Significant Accounting Policies (Details) - Schedule of right-of-use assets and lease liabilities and the movements $ in Thousands	6 Months Ended
Jun. 30, 2021 USD ($)
Significant Accounting Policies (Details) - Schedule of right-of-use assets and lease liabilities and the movements [Line Items]
As of January 1, 2021	$ 6,474
Depreciation expense	(1,070)
Interest expense
Additions	62
Payments
Other	(62)
As of June 30, 2021 (unaudited)	5,404
Offices and labs [Member]
Significant Accounting Policies (Details) - Schedule of right-of-use assets and lease liabilities and the movements [Line Items]
As of January 1, 2021	2,898
Depreciation expense	(711)
Interest expense
Additions
Payments
Other	(16)
As of June 30, 2021 (unaudited)	2,171
Vehicles [member]
Significant Accounting Policies (Details) - Schedule of right-of-use assets and lease liabilities and the movements [Line Items]
As of January 1, 2021	74
Depreciation expense	(100)
Interest expense
Additions	62
Payments
Other	(13)
As of June 30, 2021 (unaudited)	23
Production Plant [Member]
Significant Accounting Policies (Details) - Schedule of right-of-use assets and lease liabilities and the movements [Line Items]
As of January 1, 2021	3,502
Depreciation expense	(259)
Interest expense
Additions
Payments
Other	(33)
As of June 30, 2021 (unaudited)	3,210
Lease liabilities [member]
Significant Accounting Policies (Details) - Schedule of right-of-use assets and lease liabilities and the movements [Line Items]
As of January 1, 2021	7,910
Depreciation expense
Interest expense	81
Additions	60
Payments	(1,214)
Other	(61)
As of June 30, 2021 (unaudited)	$ 6,776